Business Combinations, Goodwill and Intangible Assets (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
2013	$ 1,284
2014	774
2015	379
2016	152
2017	$ 52